Shareholder Report	12 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000205613
Shareholder Report [Line Items]
Fund Name	Acclivity Mid Cap Multi-Style Fund
Class Name	Class I
Trading Symbol	AXMIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	855-873-3837
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.44%

How did the Fund perform during the reporting period?

In 2024, softer energy prices and improved supply chains helped ease inflation, particularly within the services sector. The job market stayed resilient with steady hiring, very low unemployment, and rising wages that kept incomes steady. Meanwhile, spending split-affluent buyers continued discretionary purchases while cost-sensitive consumers leaned toward lower-priced options. The U.S. equities, represented by the S&P 500 Index, gained ~25% for the year, fueled by resilient economic performance, strong corporate earnings, and artificial intelligence build up. The bond market experienced rising yields and bouts of volatility as central banks continued tightening policies to address lingering inflation concerns. The broader fixed-income markets, represented by the Bloomberg U.S. Aggregate Bond Index, gained ~1% for the year. Within U.S. sectors, Information Technology and Communication Services outperformed while Materials and Health Care lagged. When it comes to investment styles, growth securities outperformed value securities across all size segments, as measured by Russell indices in 2024.

In 2024, Acclivity Mid Cap Multi-Style Fund I Share class ("AXMIX") was up 16.85%, while the Russell Mid Cap TR Index (the “Benchmark”) was up 15.34%. When we break down the fund’s results, the bulk of outperformance stems from security selections. From the sector allocation perspective, holding less in real estate and more in industrials gave a lift, while overweight allocation in health care and consumer staples weighed on returns. In terms of individual picks, our holdings in consumer staples, health care, and information technology added the most value, while selections in energy and industrials worked against overall performance. From a factor standpoint, leaning into profitability offered a boost, while heavier size and value exposures weighted on returns.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2019)
Acclivity Mid Cap Multi-Style Fund	16.85%	10.68%	10.68%
Morningstar US Mid Cap TR USD	15.29%	10.50%	10.50%
Russell Midcap® Index	15.34%	9.92%	9.92%
S&P 500® Index	25.02%	14.53%	14.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 31, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 4,755,992	$ 4,755,992
Holdings Count | Holding	292	292
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,755,992
Number of Portfolio Holdings	292
Advisory Fee (net of waivers)	$0
Portfolio Turnover	100%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	15.4%
Common Stocks	84.3%
Money Market Funds	0.3%
Right	0.0%

C000205612
Shareholder Report [Line Items]
Fund Name	Acclivity Mid Cap Multi-Style Fund
Class Name	Class N
Trading Symbol	AXMNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	855-873-3837
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$75	0.69%

How did the Fund perform during the reporting period?

In 2024, softer energy prices and improved supply chains helped ease inflation, particularly within the services sector. The job market stayed resilient with steady hiring, very low unemployment, and rising wages that kept incomes steady. Meanwhile, spending split-affluent buyers continued discretionary purchases while cost-sensitive consumers leaned toward lower-priced options. The U.S. equities, represented by the S&P 500 Index, gained ~25% for the year, fueled by resilient economic performance, strong corporate earnings, and artificial intelligence build up. The bond market experienced rising yields and bouts of volatility as central banks continued tightening policies to address lingering inflation concerns. The broader fixed-income markets, represented by the Bloomberg U.S. Aggregate Bond Index, gained ~1% for the year. Within U.S. sectors, Information Technology and Communication Services outperformed while Materials and Health Care lagged. When it comes to investment styles, growth securities outperformed value securities across all size segments, as measured by Russell indices in 2024.

In 2024, Acclivity Mid Cap Multi-Style Fund N Share class ("AXMNX") was up 16.77%, while the Russell Mid Cap TR Index (the “Benchmark”) was up 15.34%. When we break down the fund’s results, the bulk of outperformance stems from security selections. From the sector allocation perspective, holding less in real estate and more in industrials gave a lift, while overweight allocation in health care and consumer staples weighed on returns. In terms of individual picks, our holdings in consumer staples, health care, and information technology added the most value, while selections in energy and industrials worked against overall performance. From a factor standpoint, leaning into profitability offered a boost, while heavier size and value exposures weighted on returns.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2019)
Acclivity Mid Cap Multi-Style Fund	16.77%	10.68%	10.68%
Morningstar US Mid Cap TR USD	15.29%	10.50%	10.50%
Russell Midcap® Index	15.34%	9.92%	9.92%
S&P 500® Index	25.02%	14.53%	14.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 31, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 4,755,992	$ 4,755,992
Holdings Count | Holding	292	292
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,755,992
Number of Portfolio Holdings	292
Advisory Fee (net of waivers)	$0
Portfolio Turnover	100%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	15.4%
Common Stocks	84.3%
Money Market Funds	0.3%
Right	0.0%

C000205617
Shareholder Report [Line Items]
Fund Name	Acclivity Small Cap Value Fund
Class Name	Class I
Trading Symbol	AXVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.
Additional Information Phone Number	855-873-3837
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 38,053,694	$ 38,053,694
Holdings Count | Holding	500	500
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	96.00%
C000205616
Shareholder Report [Line Items]
Fund Name	Acclivity Small Cap Value Fund
Class Name	Class N
Trading Symbol	AXVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.
Additional Information Phone Number	855-873-3837
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 38,053,694	$ 38,053,694
Holdings Count | Holding	500	500
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	96.00%